Parent only Financial Statements (Details) - Schedule of Condensed Balance Sheets of the Parent Company (Parentheticals) - $ / shares	Jun. 30, 2024	Jun. 30, 2023
BaiJiaYun Limited (“BJY”) [Member] | Class A ordinary shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares par value (in Dollars per share)		$ 0.0001
Ordinary shares, shares authorized		400,000,000
Ordinary shares, shares issued		10,019,844
Ordinary shares, shares outstanding		10,019,844
BaiJiaYun Limited (“BJY”) [Member] | Class B ordinary shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares par value (in Dollars per share)		$ 0.0001
Ordinary shares, shares authorized		460,000,000
Ordinary shares, shares issued		9,235,580
Ordinary shares, shares outstanding		9,235,580
Parent Company [Member] | Class A ordinary shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares authorized	400,000,000
Ordinary shares, shares issued	13,297,734
Ordinary shares, shares outstanding	13,297,734
Parent Company [Member] | Class B ordinary shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares par value (in Dollars per share)	$ 0.0001
Ordinary shares, shares authorized	460,000,000
Ordinary shares, shares issued	5,957,690
Ordinary shares, shares outstanding	5,957,690